Expense Example, No Redemption (Vanguard PRIMECAP Fund Retail)	Vanguard PRIMECAP Fund Vanguard PRIMECAP Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)	Vanguard PRIMECAP Fund Vanguard PRIMECAP Fund - Admiral Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	45	36
3 YEAR	141	113
5 YEAR	246	197
10 YEAR	555	443